NOTE PAYABLE (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total notes payable	$ 60,000	$ 60,000
Accrued interest	442	124
Current portion of note payable and accrued interest	60,442	60,124
Pubrelco Inc [Member] | Non-Related Party [Member]
Total notes payable	$ 60,000	$ 60,000